Form N-CSR Cover	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR	N-CSR
Amendment Flag	false	false
Registrant Name	PRAXIS FUNDS	PRAXIS FUNDS
Entity Central Index Key	0000912900	0000912900
Entity Investment Company Type	N-1A	N-1A
Document Period End Date	Dec. 31, 2025	Dec. 31, 2025